Income Taxes - Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PRC Entities
Income Tax Examination [Line Items]
Percentage of PRC income tax	25.00%	25.00%	25.00%